VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	US$
			(Note 3)
Total assets	150,615,709	10,357,329	1,587,330
Total liabilities	423,900,573	313,608,879	48,062,664

	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 3)
Net revenues	16,567,372	182,119	625,488	95,860
Net loss	(49,024,050)	(51,667,515)	(52,410,094)	(8,032,199)